CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 1,304,499	$ 103,181	$ 188,309
Accounts receivable, net of allowance	430,460	693,320	808,955
Prepaid expenses	9,899	27,687	20,483
Inventories, net	170,734	225,909	295,218
Total current assets	1,915,592	1,050,097	1,312,965
EQUIPMENT, NET	114,539	133,204	285,415
OTHER ASSETS
Intangible assets, net	520,000	0	43,750
Goodwill		0	983,645
Other assets	7,170	5,070	5,070
TOTAL ASSETS	2,557,301	1,188,371	2,630,845
CURRENT LIABILITIES:
Accounts payable - trade	1,442,684	2,156,646	1,984,326
Accounts payable - related parties	0	2,905	41,365
Accrued expenses	32,688	24,000	80,481
Accrued expenses - related parties	703,226	1,166,049	1,109,046
Deferred revenue	4,210	63,902	0
Derivative liability		0	145,282
Convertible notes payable	2,390,065	570,000	909,500
Notes payable - current portion of long term debt	394,670	1,165,660	1,170,339
Total current liabilities	4,967,543	5,149,162	5,440,339
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' DEFICIT
Preferred stock	0	0	0
Common stock	15,539	4,655	2,356
Additional paid in capital	31,438,791	27,565,453	24,259,702
Accumulated deficit	(33,867,400)	(31,533,727)	(27,073,365)
Total stockholders' deficit	(2,410,242)	(3,960,791)	(2,809,494)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	2,557,301	1,188,371	2,630,845
Series A Convertible Preferred stock [Member]
STOCKHOLDERS' DEFICIT
Preferred stock	23	23	23
Series C Convertible Preferred stock [Member]
STOCKHOLDERS' DEFICIT
Preferred stock	1,790	1,790	1,790
Series D Convertible Preferred stock [Member]
STOCKHOLDERS' DEFICIT
Preferred stock	$ 1,015	$ 1,015	$ 0